Property and Equipment, Net	12 Months Ended
Mar. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of March 31, 2023	As of March 31, 2022
Buildings	$484,951	$525,365
Electronic equipment	128,047	132,650
Office equipment and furniture	224,364	252,097
Motor vehicles	179,613	169,216
Software	364,979	395,395
Leasehold improvements	168,762	182,827
Subtotal	1,550,716	1,657,550
Less: accumulated depreciation and amortization	(1,001,079)	(946,823)
Property and equipment, net	$549,637	$710,727

Depreciation and amortization expense were $176,243, $179,207, $195,239 and for the years ended March 31, 2023, 2022 and 2021, respectively.